June 6, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Ms. Valerie J. Lithotomos, Senior Counsel

Re:	Western Asset Middle Market Income Fund Inc.
Registration Statement on Form N-2, File Numbers 333-175535 & 811-22582

Ladies and Gentlemen:

On behalf of Western Asset Middle Market Income Fund Inc. (the “Fund”) (f/k/a “Western Asset Middle Market & High Yield Fund Inc.”), please find the Fund’s Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the above referenced registration statement of the Fund, which was originally filed with the Securities and Exchange Commission (the “Commission”) on July 13, 2011, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. Amendment No. 2 has been filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system.

Please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) with any questions you may have regarding this filing.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP